Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 1,245,348	$ 1,253,484	$ 882,533
Total cost of revenue	484,607	347,004	116,146
Gross profit	760,741	906,480	766,387
Operating expenses
General and administrative	901,869	1,090,393	538,554
Total operating expenses	901,869	1,090,393	538,554
(Loss) income from operations	(141,128)	(183,913)	227,833
Non-operating income (expense)
Interest income (expense), net	(19,179)	(17,055)	(39,770)
Gain on disposal of fixed assets		4,328
Other income	5,485	5,339	2,752
Total non-operating expense, net	(13,694)	(7,388)	(37,018)
(Loss) income before income taxes	(154,822)	(191,301)	190,815
Income tax expense		34,957	21,530
Net (loss) income from continuing operations	(154,822)	(226,258)	169,285
Discontinued Operation
Loss from discontinued operation, net of income tax			(282,761)
Gain from sale of discontinued operation, net of income tax			865,085
Gain (loss) from discontinued operation, net of income tax			582,324
Net (loss) income	(154,822)	(226,258)	751,609
Foreign currency translation	(4,186)	2,511	47,929
Comprehensive (loss) income	$ (159,008)	$ (223,747)	$ 799,538
Earnings (loss) per common share
Continuing operations - basic (in Dollars per share)	$ 0	$ 0	$ 0
Continuing operations - diluted (in Dollars per share)	0	0	0
Discontinued operations - basic (in Dollars per share)			0.01
Discontinued operations - diluted (in Dollars per share)			0.01
Net (loss) income per common share - basic (in Dollars per share)	0	0	0.01
Net (loss) income per common share - diluted (in Dollars per share)	$ 0	$ 0	$ 0.01
Weighted average number of common shares outstanding:
Basic (in Shares)	111,120,000	111,120,000	111,120,000
Diluted (in Shares)	111,120,000	111,120,000	111,120,000
Cost of revenue - third parties
Revenue
Total cost of revenue	$ 484,607	$ 347,004	$ 116,146
Revenue - products sales
Revenue
Total revenue	1,069,943	1,200,541	601,570
Revenue - training
Revenue
Total revenue			154,107
Revenue - related parties
Revenue
Total revenue	$ 175,405	$ 52,943	$ 126,856